Dispositions and Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 sqft		Dec. 31, 2011 sqft		Dec. 31, 2010 sqft
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	3,390,938		1,685,448		2,226,339
Disposition, net proceeds	$ 21,000,000		$ 20,300,000		$ 0
Debt satisified	1,061,400,000		483,800,000		647,500,000
Net Gain/(Impairment) Recorded	440,100,000	[1]	250,300,000	[1]	147,500,000	[1]
Loss from Early Extinguishment	0		200,000		500,000
Impairment of long-lived assets	2,121,000		23,218,000		233,399,000
Gains on sale of real estate	106,942,000		73,844,000		14,689,000
Gains on settlement of debt	333,201,000		190,380,000		156,129,000
700 North Central
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	134,168
Disposition, net proceeds	0
Debt satisified	27,500,000
Net Gain/(Impairment) Recorded	6,300,000	[1],[2]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(8,200,000)	[2]
Gains on sale of real estate	2,800,000	[2]
Gains on settlement of debt	3,500,000	[2]
801 North Brand
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	282,788
Disposition, net proceeds	0
Debt satisified	75,500,000
Net Gain/(Impairment) Recorded	12,000,000	[1],[3]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(12,900,000)	[3]
Gains on sale of real estate	2,400,000	[3]
Gains on settlement of debt	9,600,000	[3]
San Diego Tech Center development rights and adjacent land parcel
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	0
Disposition, net proceeds	14,000,000
Debt satisified	0
Net Gain/(Impairment) Recorded	0	[1],[4]
Loss from Early Extinguishment	0
Impairment of long-lived assets			(9,300,000)	[4]
Brea Campus
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	495,373
Disposition, net proceeds	0
Debt satisified	109,000,000
Net Gain/(Impairment) Recorded	43,200,000	[1],[5]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(6,400,000)	[5]
Gains on sale of real estate	10,700,000	[5]
Gains on settlement of debt	32,500,000	[5]
Stadium Towers Plaza and adjacent land parcel
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	258,586
Disposition, net proceeds	0
Debt satisified	100,000,000
Net Gain/(Impairment) Recorded	73,100,000	[1],[6]
Loss from Early Extinguishment	0
Gains on sale of real estate	3,100,000	[6]
Gains on settlement of debt	70,000,000	[6]
City Tower Development Land
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	0
Disposition, net proceeds	7,000,000
Debt satisified	0
Net Gain/(Impairment) Recorded	2,200,000	[1],[7]
Loss from Early Extinguishment	0
Glendale Center
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	396,000
Disposition, net proceeds	0
Debt satisified	125,000,000
Net Gain/(Impairment) Recorded	52,400,000	[1],[8]
Loss from Early Extinguishment	0
Gains on sale of real estate	38,700,000	[8]
Gains on settlement of debt	13,700,000	[8]
500 Orange Tower
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	335,898
Disposition, net proceeds	0
Debt satisified	110,000,000
Net Gain/(Impairment) Recorded	72,500,000	[1],[9]
Loss from Early Extinguishment	0
Gains on sale of real estate	6,800,000	[9]
Gains on settlement of debt	65,700,000	[9]
Two California Plaza
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	1,327,835
Disposition, net proceeds	0
Debt satisified	470,000,000
Net Gain/(Impairment) Recorded	159,300,000	[1],[10]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(156,800,000)	[10]
Gains on sale of real estate	31,800,000	[10]
Gains on settlement of debt	127,500,000	[10]
3800 Chapman
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet	160,290
Disposition, net proceeds	0
Debt satisified	44,400,000
Net Gain/(Impairment) Recorded	19,100,000	[1],[11]
Loss from Early Extinguishment	0
Impairment of long-lived assets					(16,700,000)	[11]
Gains on sale of real estate	8,400,000	[11]
Gains on settlement of debt	10,700,000	[11]
500 Orange Center Development Land
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			0
Disposition, net proceeds			4,700,000
Debt satisified			0
Net Gain/(Impairment) Recorded			0	[1]
Loss from Early Extinguishment			0
701 North Brand
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			131,129
Disposition, net proceeds			0
Debt satisified			33,800,000
Net Gain/(Impairment) Recorded			5,100,000	[1],[12]
Loss from Early Extinguishment			0
Impairment of long-lived assets					(9,100,000)	[12]
Gains on sale of real estate			1,200,000	[12]
Gains on settlement of debt			3,900,000	[12]
550 South Hope
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			565,738
Disposition, net proceeds			0
Debt satisified			200,000,000
Net Gain/(Impairment) Recorded			72,500,000	[1],[13]
Loss from Early Extinguishment			0
Gains on sale of real estate			7,100,000	[13]
Gains on settlement of debt			65,400,000	[13]
Westin Pasadena Hotel
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			266,000
Disposition, net proceeds			15,600,000
Debt satisified			0
Net Gain/(Impairment) Recorded			55,300,000	[1]
Loss from Early Extinguishment			200,000
2600 Michelson
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			309,742
Disposition, net proceeds			0
Debt satisified			110,000,000
Net Gain/(Impairment) Recorded			44,700,000	[1],[14]
Loss from Early Extinguishment			0
Impairment of long-lived assets			(13,900,000)	[14]
Gains on settlement of debt			58,600,000	[14]
City Tower
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet			412,839
Disposition, net proceeds			0
Debt satisified			140,000,000
Net Gain/(Impairment) Recorded			72,700,000	[1],[15]
Loss from Early Extinguishment			0
Gains on sale of real estate			10,200,000	[15]
Gains on settlement of debt			62,500,000	[15]
2385 Northside Drive
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					88,795
Disposition, net proceeds					0
Debt satisified					17,600,000
Net Gain/(Impairment) Recorded					0	[1]
Loss from Early Extinguishment					0
Griffin Towers
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					547,432
Disposition, net proceeds					0
Debt satisified					145,000,000
Net Gain/(Impairment) Recorded					49,100,000	[1],[16]
Loss from Early Extinguishment					400,000
Gains on settlement of debt					49,100,000	[16]
17885 Von Karman
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					151,370
Disposition, net proceeds					0
Debt satisified					26,400,000
Net Gain/(Impairment) Recorded					(6,700,000)	[1],[17]
Loss from Early Extinguishment					0
Impairment of long-lived assets					(6,700,000)	[17]
Mission City Corporate Center
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					190,634
Disposition, net proceeds					0
Debt satisified					52,000,000
Net Gain/(Impairment) Recorded					0	[1]
Loss from Early Extinguishment					100,000
Park Place II
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					273,118
Disposition, net proceeds					0
Debt satisified					98,300,000
Net Gain/(Impairment) Recorded					23,700,000	[1],[18]
Loss from Early Extinguishment					0
Gains on sale of real estate					14,700,000	[18]
Gains on settlement of debt					9,000,000	[18]
207 Goode
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					187,974
Disposition, net proceeds					0
Debt satisified					38,200,000
Net Gain/(Impairment) Recorded					4,500,000	[1],[19]
Loss from Early Extinguishment					0
Impairment of long-lived assets					(12,100,000)	[19]
Gains on settlement of debt					16,600,000	[19]
Pacific Arts Plaza
Significant Acquisitions and Disposals [Line Items]
Net Rentable Square Feet					787,016
Disposition, net proceeds					0
Debt satisified					270,000,000
Net Gain/(Impairment) Recorded					76,900,000	[1],[20]
Loss from Early Extinguishment					0
Impairment of long-lived assets					(4,500,000)	[20]
Gains on settlement of debt					81,400,000	[20]
Investments Impairment Charge [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of Real Estate	(2,100,000)		(23,200,000)		(233,400,000)
Investments Impairment Charge [Member] | San Diego Tech Center development rights and adjacent land parcel
Significant Acquisitions and Disposals [Line Items]
Impairment of Real Estate			(9,300,000)	[4]
Investments Impairment Charge [Member] | 2600 Michelson
Significant Acquisitions and Disposals [Line Items]
Impairment of long-lived assets			$ (13,900,000)	[14]

[1]	Gains on disposition, including settlement of debt, are recorded in the consolidated statement of operations in the period the property is disposed. Impairment charges are recorded in the consolidated statement of operations when the carrying value exceeds the estimated fair value of the property, less costs to sell, which can occur in accounting periods preceding disposition and/or in the period of disposition.
[2]	During 2010, we recorded an $8.2 million impairment charge to reduce our investment in 700 North Central to its estimated fair value as of December 31, 2010. We recorded a $2.8 million gain on sale of real estate and a $3.5 million gain on settlement of debt during 2012 upon disposition of this property.
[3]	During 2010, we recorded a $12.9 million impairment charge to reduce our investment in 801 North Brand to its estimated fair value as of December 31, 2010. We recorded a $2.4 million gain on sale of real estate and a $9.6 million gain on settlement of debt during 2012 upon disposition of this property.
[4]	During 2011, we recorded a $9.3 million impairment charge to reduce our investment in land held for development at San Diego Tech Center to its estimated fair value as of September 30, 2011.
[5]	During 2010, we recorded a $6.4 million impairment charge to reduce our investment in Brea Campus to its estimated fair value as of December 31, 2010. We recorded a $10.7 million gain on sale of real estate and a $32.5 million gain on settlement of debt during 2012 upon disposition of these properties.
[6]	We recorded a $3.1 million gain on sale of real estate and a $70.0 million gain on settlement of debt during 2012 upon disposition of Stadium Towers and an adjacent land parcel.
[7]	We recorded a $2.2 million gain on sale of real estate during 2012 upon disposition of land held for development at City Tower.
[8]	We recorded a $38.7 million gain on sale of real estate and a $13.7 million gain on settlement of debt during 2012 upon disposition of Glendale Center.
[9]	We recorded a $6.8 million gain on sale of real estate and a $65.7 million gain on settlement of debt during 2012 upon disposition of 500 Orange Tower.
[10]	During 2010, we recorded a $156.8 million impairment charge to reduce our investment in Two California Plaza to its estimated fair value as of December 31, 2010. We recorded a $31.8 million gain on sale of real estate and $127.5 million gain on settlement of debt during 2012 upon disposition of this property.
[11]	During 2010, we recorded a $16.7 million impairment charge to reduce our investment in 3800 Chapman to its estimated fair value as of December 31, 2010. We recorded an $8.4 million gain on sale of real estate and $10.7 million gain on settlement of debt during 2012 upon disposition of this property.
[12]	During 2010, we recorded a $9.1 million impairment charge to reduce our investment in 701 North Brand to its estimated fair value as of December 31, 2010. We recorded a $1.2 million gain on sale of real estate and a $3.9 million gain on settlement of debt during 2011 upon disposition of this property.
[13]	We recorded a $7.1 million gain on sale of real estate and a $65.4 million gain on settlement of debt during 2011 upon disposition of 550 South Hope.
[14]	We recorded a $13.9 million impairment charge and a $58.6 million gain on settlement of debt during 2011 upon disposition of 2600 Michelson.
[15]	We recorded a $10.2 million gain on sale of real estate and a $62.5 million gain on settlement of debt during 2011 upon disposition of City Tower.
[16]	We recorded a $49.1 million gain on settlement of debt during 2010 upon disposition of Griffin Towers.
[17]	We recorded a $6.7 million impairment charge during 2010 upon disposition of 17885 Von Karman.
[18]	We recorded a $14.7 million gain on sale of real estate and a $9.0 million gain on settlement of debt during 2010 upon disposition of Park Place II.
[19]	We recorded a $12.1 million impairment charge and a $16.6 million gain on settlement of debt during 2010 upon disposition of 207 Goode.
[20]	We recorded a $4.5 million impairment charge and an $81.4 million gain on settlement of debt during 2010 upon disposition of Pacific Arts Plaza.